Deposits (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure of Deposit [Abstract]
Schedule of Deposit Current and Non Current

	June 30, 2022 $’000	June 30, 2021 $’000
Current assets
Term deposits held against bank guarantees	3,796	401
Supplier deposits	11,879	4,511

Total current deposits	15,675	4,912

Non-current assets
Term deposits held against bank guarantees	—	1,350
Supplier deposits	—	—

Total non-current deposits	—	1,350